Segments - Segment information (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Statement of financial position
Non-current assets	R 357,978	R 310,985	R 282,581
Current assets	81,257	87,954
Non-current liabilities	150,671	129,532
Current liabilities	59,956	52,173
Income Statement
Turnover	181,461	172,407	172,942
Earnings before interest and tax	17,747	31,705	24,239
Earnings attributable to owners of Sasol Limited	8,729	20,374	13,225
Effect of remeasurement items	9,901	1,616	12,892
Depreciation and amortisation expense	16,425	16,204	16,367
Statement of cash flows
Cash flow from operations	46,638	46,236	52,973
Additions to non-current assets	53,384	60,343	73,748
Other disclosures
Capital commitments	63,276	90,736	137,286
Mining
Income Statement
Turnover	3,446	2,946	2,360
Earnings before interest and tax	5,244	3,725	4,739
Earnings attributable to owners of Sasol Limited	3,336	2,266	3,000
Effect of remeasurement items	34	6	31
Depreciation and amortisation expense	1,677	1,905	1,673
Statement of cash flows
Cash flow from operations	6,877	5,401	6,465
Additions to non-current assets	3,729	2,839	3,459
Other disclosures
Capital commitments	2,640	3,099	3,563
Exploration And Production International
Income Statement
Turnover	1,610	1,750	1,706
Earnings before interest and tax	(3,683)	585	(11,714)
Earnings attributable to owners of Sasol Limited	(4,168)	47	(10,972)
Effect of remeasurement items	4,241	(6)	9,963
Depreciation and amortisation expense	1,465	2,053	3,042
Statement of cash flows
Cash flow from operations	2,665	1,726	2,946
Additions to non-current assets	2,525	2,600	8,938
Other disclosures
Capital commitments	18,811	19,431	23,648
Energy
Income Statement
Turnover	69,110	64,254	63,818
Earnings before interest and tax	14,081	11,218	14,069
Earnings attributable to owners of Sasol Limited	8,558	6,395	9,112
Effect of remeasurement items	971	1,844	1,267
Depreciation and amortisation expense	4,817	4,496	4,194
Statement of cash flows
Cash flow from operations	17,158	17,996	17,178
Additions to non-current assets	6,650	6,781	6,348
Other disclosures
Capital commitments	10,320	10,327	9,588
Base Chemicals
Income Statement
Turnover	39,517	37,794	36,424
Earnings before interest and tax	588	6,862	5,606
Earnings attributable to owners of Sasol Limited	1,862	5,879	4,795
Effect of remeasurement items	4,499	(901)	1,723
Depreciation and amortisation expense	3,923	3,687	3,296
Statement of cash flows
Cash flow from operations	8,241	10,562	10,475
Additions to non-current assets	19,553	23,446	28,687
Other disclosures
Capital commitments	16,781	29,722	51,449
Performance Chemicals
Income Statement
Turnover	67,738	65,147	68,526
Earnings before interest and tax	8,183	8,763	10,156
Earnings attributable to owners of Sasol Limited	7,647	7,144	7,501
Effect of remeasurement items	116	663	55
Depreciation and amortisation expense	3,798	3,328	3,541
Statement of cash flows
Cash flow from operations	13,079	13,186	14,719
Additions to non-current assets	20,130	23,791	25,376
Other disclosures
Capital commitments	14,125	27,396	48,422
Group Functions
Income Statement
Turnover	40	516	108
Earnings before interest and tax	(6,666)	552	1,383
Earnings attributable to owners of Sasol Limited	(8,506)	(1,357)	(211)
Effect of remeasurement items	40	10	(147)
Depreciation and amortisation expense	745	735	621
Statement of cash flows
Cash flow from operations	(1,382)	(2,635)	1,190
Additions to non-current assets	797	886	940
Other disclosures
Capital commitments	599	761	616
Operating Segments
Statement of financial position
Non-current assets	352,384	307,281	278,578
Current assets	77,955	85,416
Non-current liabilities	124,763	103,672
Current liabilities	57,638	50,270
Income Statement
Turnover	203,677	193,975	194,336
Operating Segments | Mining
Statement of financial position
Non-current assets	25,197	23,489
Current assets	2,547	1,986
Non-current liabilities	1,629	2,574
Current liabilities	2,801	2,440
Income Statement
Turnover	19,797	18,962	16,975
Operating Segments | Exploration And Production International
Statement of financial position
Non-current assets	14,217	18,142
Current assets	2,339	2,579
Non-current liabilities	5,684	6,625
Current liabilities	2,371	1,271
Income Statement
Turnover	4,198	4,084	4,211
Operating Segments | Energy
Statement of financial position
Non-current assets	64,526	60,840
Current assets	20,657	17,094
Non-current liabilities	11,616	9,344
Current liabilities	11,462	11,030
Income Statement
Turnover	69,773	64,772	64,341
Operating Segments | Base Chemicals
Statement of financial position
Non-current assets	119,584	102,700
Current assets	15,186	12,940
Non-current liabilities	37,605	26,488
Current liabilities	9,090	9,821
Income Statement
Turnover	40,091	38,414	37,795
Operating Segments | Performance Chemicals
Statement of financial position
Non-current assets	122,187	97,003
Current assets	26,863	25,026
Non-current liabilities	37,682	27,205
Current liabilities	13,377	13,646
Income Statement
Turnover	69,766	67,227	70,906
Operating Segments | Group Functions
Statement of financial position
Non-current assets	6,673	5,107
Current assets	10,363	25,791
Non-current liabilities	30,547	31,436
Current liabilities	18,537	12,062
Income Statement
Turnover	52	516	108
Deferred Tax Assets And Liabilities
Statement of financial position
Non-current assets	4,096	3,082	3,389
Non-current liabilities	25,908	25,860
Net tax receivable /(payable)
Statement of financial position
Current assets	3,302	2,538
Current liabilities	2,318	1,903
Post-retirement benefit assets
Statement of financial position
Non-current assets	1,498	622	614
Intersegmental turnover
Income Statement
Turnover	(22,216)	(21,568)	(21,394)
Intersegmental turnover | Mining
Income Statement
Turnover	(16,351)	(16,016)	(14,615)
Intersegmental turnover | Exploration And Production International
Income Statement
Turnover	(2,588)	(2,334)	(2,505)
Intersegmental turnover | Energy
Income Statement
Turnover	(663)	(518)	(523)
Intersegmental turnover | Base Chemicals
Income Statement
Turnover	(574)	(620)	(1,371)
Intersegmental turnover | Performance Chemicals
Income Statement
Turnover	(2,028)	R (2,080)	R (2,380)
Intersegmental turnover | Group Functions
Income Statement
Turnover	R (12)